Long-term Investments	12 Months Ended
Dec. 31, 2018
Schedule Of Investments [Abstract]
LONG-TERM INVESTMENTS
5.	LONG-TERM INVESTMENTS

The Group’s long-term investments consist of equity investments at fair value without readily determinable fair value and equity method investments.

Equity investments at fair value without readily determinable fair value

Equity investments at fair value without readily determinable fair value were accounted as cost method investments prior to adopting ASC 321. As of December 31, 2017, the carrying amount of the Company’s cost method investments was RMB557,524. As of December 31, 2018, the carrying amount of the Company’s equity investments without readily determinable fair value was RMB1,761,487 (US$256,198) after deduction of RMB31,500 (US$4,581) accumulated impairment.

Unrealized gains (upward adjustments) and losses (downward adjustments and impairment) of equity securities without readily determinable fair values for the year ended December 31, 2018 were RMB189,639 (US$27,582) and RMB nil (US$ nil), respectively.

Net unrealized gains and losses for equity securities were RMB189,639 (US$27,582) for the year ended December 31, 2018. Net realized gains and losses on equity securities sold were RMB nil (US$ nil) for the year ended December 31, 2018.

Equity method investments

In July 2018, the Company acquired a 32% outstanding equity interest amounting to RMB796,000 (US$115,773) in Beijing Xin’ai Sports Media Technology co., LTD (or “Xin’ai”) that is engaged in the operation of a sports content platform. The Company has significant influence over the investee and therefore accounts for its equity interest as an equity method investment. The excess of the carrying value of the investment over the proportionate share of Xin’ai’s net assets of RMB609,502 (US$88,648) was recognized as basis differences and investment goodwill. As of December 31, 2018, the Group held 29% of Xinai’s equity interest due to new financing investors’ dilution.

As of December 31, 2017 and 2018, besides Xin’ai the Group held several other equity method investments through its subsidiaries or VIEs, all of which the Group can exercise significant influence but does not own a majority equity interest in or has control over. The other equity method investments were not significant. The carrying amount of the Group’s equity method investments including Xin’ai was RMB10,363 and RMB810,553 (US$117,890) as of December 31, 2017 and 2018, respectively.